Nomura Asset Depositor Company, LLC ABS-15G

Exhibit 99.8

Data Compare
AMC Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
226121166			Mod Date			Field Value reflects Modification Date per the Modification agreement
226121166			Mod Maturity Date			The current servicing maturity date appears related to the original Note.
226121167			Mod Date			Field Value reflects Modification Date per the Modification agreement
226121167			Mod Maturity Date			The current servicing maturity date appears related to the original Note.
226121168			Mod Date			Field Value reflects Modification Date per the Modification agreement
226121168			Mod Maturity Date			The current servicing maturity date appears related to the original Note.
226121169			Mod Date			Field Value reflects Modification Date per the Modification agreement
226121169			Mod Maturity Date			The current servicing maturity date appears related to the original Note.